UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT CT 06881
           --------------------------------------------------

Form 13F File Number:  28-01685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Jerrold N. Fine        Westport, CT                     02/14/03
       ------------------------   ------------------------------  ----------
             [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         4
                                               -------------

Form 13F Information Table Entry Total:                   25
                                               -------------

Form 13F Information Table Value Total:             $222,964
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.        Form 13F File Number                  Name


     1.         28-1839                       ROBERT JAFFEE, GENERAL PARTNER
     2.         28-02944                      DEBORAH ZISKIN, GENERAL PARTNER
     3.         28-7626                       MARGARET EPPRECHT, GENERAL PARTNER
     4.         28-6533                       GREG LEWIN, GENERAL PARTNER

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
                                     Form 13F INFORMATION TABLE

       COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
AMERICAN ITALIAN
PASTA CO-A               COMMON      027070101    7,376    205,000          X         X            X
------------------------------------------------------------------------------------------------------------
ANTHEM INC               COMMON      03674B104   12,580    200,000          X         X            X
------------------------------------------------------------------------------------------------------------
ANTHEM INC
PREFERRED                COMMON      03674B203      155      2,000          X         X            X
------------------------------------------------------------------------------------------------------------
BP PLC  SPONS ADR        COMMON      055622104   16,260    400,000          X         X            X
------------------------------------------------------------------------------------------------------------
CELLTECH GROUP PLC
SPON ADR                 COMMON      151158102    2,164    200,000          X         X            X
------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS           COMMON      20825C104   14,517    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
COX COMMUNICATION INC    COMMON      224044107    8,520    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
DIEBOLD INC              COMMON      253651103   10,655    258,500          X         X            X
------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD     COMMON      G3223R108   27,650    500,000          X         X            X
------------------------------------------------------------------------------------------------------------
FLAMEL TECHNOLOGIES SA   COMMON      338488109    1,327    305,000          X         X            X
------------------------------------------------------------------------------------------------------------
HOUSEHOLD INTL INC       COMMON      441815107    2,132     76,665          X         X            X
------------------------------------------------------------------------------------------------------------
INDEVUS PHARMACEUTICALS
INC                      COMMON      454072109      533    249,410          X         X            X
------------------------------------------------------------------------------------------------------------
KING PHARMACEUTICALS INC COMMON      495582108   10,314    600,000          X         X            X
------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA
CORPORATION              COMMON      530718105   11,636  1,301,550          X         X            X
------------------------------------------------------------------------------------------------------------
MONTPELIER RE HOLDINGS
LTD                      COMMON        2956888      288     10,000          X         X            X
------------------------------------------------------------------------------------------------------------
NUCOR CORP.              COMMON      670346105    4,130    100,000          X         X            X
------------------------------------------------------------------------------------------------------------
OCEAN ENERGY INC         COMMON      67481E106    3,994    200,000          X         X            X
------------------------------------------------------------------------------------------------------------
PACIFIC GULF PROPERTIES
INC                      COMMON      694396102     0.00    676,800          X         X            X
------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR
TECHNOLOGIES             COMMON      867931107      282    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
SONOCO PRODUCTS CO.      COMMON      835495102    2,293    100,000          X         X            X
------------------------------------------------------------------------------------------------------------
TRANSATLANTIC HOLDINGS   COMMON      893521104   26,983    404,550          X         X            X
------------------------------------------------------------------------------------------------------------
VASOGEN INC              COMMON      92232F103    2,592  1,200,000          X         X            X
------------------------------------------------------------------------------------------------------------
VODAFONE GROUP PLC       COMMON      92857W100   18,120  1,000,000          X         X            X
------------------------------------------------------------------------------------------------------------
WHIRLPOOL CORP           COMMON      963320106   10,444    200,000          X         X            X
------------------------------------------------------------------------------------------------------------
BRASS EAGLE INC          COMMON      10553F106   28,018  3,674,474          X         X            X
------------------------------------------------------------------------------------------------------------
